TCW/DW SMALL CAP GROWTH FUND  TWO WORLD TRADE CENTER, NEW YORK, NEW YORK
                              10048
LETTER TO THE SHAREHOLDERS AUGUST 31, 1997

DEAR SHAREHOLDER:

Over the last six months, the financial markets exceeded even the optimists' best-case scenarios. Streams of economic statistics have been the best we have seen in a generation. The unemployment rate is now at 4.8 percent, the lowest it has been in twenty-five years, yet there is very little inflation. Instead of showing signs of overheating in the seventh year of this expansion, the economy is experiencing wholesale price deflation. Additionally, the federal budget deficit is at a 24-year low, capacity expansion is at a 27-year high, consumer confidence has reached a 28-year peak and corporate profits have never been so strong for such a sustained period. Then, just as it looked like the news could not get any better, along came a balanced budget agreement with a capital gains tax cut, and indications from Federal Reserve Board Chairman Alan Greenspan that the Fed may tolerate higher economic growth.

PERFORMANCE AND PORTFOLIO

During the six-month period ended August 31, 1997, TCW/DW Small Cap Growth Fund gained 16.66 percent versus 17.65 percent for the Lipper Small Cap Growth Fund Index and 18.53 percent for the Russell 2000. While small-cap stocks have lagged the S&P 500 for much of the most recent stretch of the bull market, and were hit the hardest during the correction that took place in the summer of 1996, they have made an excellent recovery during the period under review. Since mid-April, when small caps hit lows that made them extremely undervalued relative to large caps, small-cap stocks have regained their leadership role. What is most impressive about their recent movement is that in August, when the S&P 500 suffered its worst decline since August 1990, the Russell 2000 Index actually increased 2.3 percent.

During the period under review, the Fund's investment advisor, TCW Funds Management, Inc. (TCW), took advantage of the weakness in this market sector that occurred early in the year. TCW added to more than 30 of the Fund's existing holdings, some of which had experienced

TCW/DW SMALL CAP GROWTH FUND
LETTER TO THE SHAREHOLDERS AUGUST 31, 1997, CONTINUED

intense selling pressure. And they added more than 20 new holdings to the portfolio, many of which the Fund's managers had followed closely but prior to the sharp sell-off had not met the Fund's valuation criteria. To make room for these purchases, during the downturn TCW sold a number of holdings that had appreciated, as well as some companies that had fallen short of earnings targets. Over the last six months, TCW increased the Fund's exposure to some industry sectors, including computer software and services, oil services and leisure, while reducing the Fund's exposure to telecommunications, restaurants and business services.

On July 28, 1997, the Fund began offering four classes of shares: A, B, C and D, each with its own sales charge and distribution fee structure. A revised prospectus, which includes complete details regarding the Fund's conversion to multiple classes of shares, was mailed to shareholders in mid-summer.

LOOKING AHEAD

Despite all the controversy about whether large- or small-cap stocks will be the best-performing sector, TCW believes the answer depends upon which sector experiences the fastest earnings growth. Since TCW's philosophy is that stock prices tend to follow sustainable long-term earnings growth, TCW believes that the overriding issue is growth, not market capitalization. Share buybacks, rapid international expansion and aggressive cost cutting and restructuring moves have enabled large-cap stocks as a group to show faster earnings per share growth in 1996 and the first quarter of 1997. However, revenue growth was much faster for small-cap companies, as it usually is. It is no coincidence that in the second quarter, just as earnings growth for smaller companies began to exceed the earnings growth of the "Nifty 50," small stocks began to outperform large stocks. In an intensely competitive global economy it is difficult for multinational companies to grow as rapidly as the well-positioned small-niche companies, particularly when the dollar is strong. Even in the best of times, large caps are hampered by their size, because rapid growth requires billions of dollars in new revenues. Perhaps this is the main reason behind Ibbotson Associates' findings that small-company stocks have had almost a 2 percent annual growth advantage over large caps, on average, during the past seven decades.

Companies with above-average growth in an environment of low inflation will often be accorded unusually high p/e ratios, as is the case today. The danger occurs when rapidly growing companies miss their earnings targets. This accounts for much of the volatility we have seen in small-cap growth stocks over the past year and provides justification for premium valuations for companies that can deliver sustainable, above-average growth rates. In order to avoid companies with downward

TCW/DW SMALL CAP GROWTH FUND
LETTER TO THE SHAREHOLDERS AUGUST 31, 1997, CONTINUED

earnings revisions, the bulk of the TCW's research efforts are directed at ensuring that the Fund's holdings have improving fundamentals that will enable them to report earnings that are above what Wall Street is expecting.

Even after their strong recovery, small-cap stocks are still more attractively priced than the megacaps, particularly relative to their growth rates. Unfortunately, valuation has never been a good market-timing tool. Economic conditions invariably cause different sectors of the market to be overvalued or undervalued, and the period of excess, in both directions, can last for an extended length of time. Just as rising inflation compressed valuations in the 1970s and early 1980s, falling inflation has led to expanded valuations in the 1990s. What is important is not just that inflation is low but that it has slowed both here and abroad. If accompanied by lower interest rates and growing corporate profits, these conditions could support higher prices, even higher than today's valuation levels.

We appreciate your support of TCW/DW Small Cap Growth Fund and look forward to continuing to serve your investment needs.

Sincerely,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

TCW/DW SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS AUGUST 31, 1997 (UNAUDITED)

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (97.8%)
           ADVERTISING (1.7%)
 204,037   Outdoor Systems, Inc.*.................................................................  $  5,394,228
                                                                                                    ------------
           AEROSPACE & DEFENSE (1.1%)
 100,100   BE Aerospace, Inc.*....................................................................     3,553,550
                                                                                                    ------------
           APPAREL (0.4%)
  29,000   St. John Knits, Inc....................................................................     1,221,625
                                                                                                    ------------
           AUTO PARTS - ORIGINAL EQUIPMENT (0.9%)
  56,500   Dura Automotive Systems, Inc.*.........................................................     1,624,375
  27,300   Tower Automotive, Inc.*................................................................     1,225,087
                                                                                                    ------------
                                                                                                       2,849,462
                                                                                                    ------------
           BIOTECHNOLOGY (2.1%)
  83,100   BioReliance Corp.*.....................................................................     1,807,425
  60,500   Cell Therapeutics, Inc.*...............................................................       794,062
  47,100   Cytyc Corp.*...........................................................................       936,112
 142,100   Neoprobe Corp.*........................................................................     1,767,369
  56,100   Sepracor, Inc.*........................................................................     1,227,187
                                                                                                    ------------
                                                                                                       6,532,155
                                                                                                    ------------
           BROADCAST MEDIA (4.2%)
  96,100   Clear Channel Communications, Inc.*....................................................     6,528,794
  83,300   Metro Networks, Inc.*..................................................................     2,478,175
 113,400   VDI Media*.............................................................................     1,530,900
  97,700   Westwood One, Inc.*....................................................................     2,735,600
                                                                                                    ------------
                                                                                                      13,273,469
                                                                                                    ------------
           BUSINESS SERVICES (0.1%)
  10,300   Concord EFS, Inc.......................................................................       285,825
                                                                                                    ------------
           COMMERCIAL SERVICES (9.2%)
  64,274   AccuStaff, Inc.*.......................................................................     1,707,278
  39,100   Cambridge Technology Partners, Inc.*...................................................     1,256,087
  94,800   Caribiner International, Inc.*.........................................................     4,005,300
  40,900   Cohr, Inc.*............................................................................       628,837
  72,000   Corrections Corp. of America*..........................................................     2,664,000
  69,600   International Network Services*........................................................     1,592,100
  21,900   Learning Tree International, Inc.*.....................................................       599,512
  77,000   MemberWorks Inc.*......................................................................     1,549,625
   7,400   Radiant Systems, Inc.*.................................................................       151,700
  68,100   Robert Half International, Inc.*.......................................................     3,975,337
 137,100   Romac International, Inc.*.............................................................     5,192,662
 115,300   Snyder Communications, Inc.*...........................................................     3,300,462
  31,000   Superior Services, Inc.*...............................................................       829,250

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
  53,400   The Vincam Group, Inc.*................................................................  $  1,668,750
                                                                                                    ------------
                                                                                                      29,120,900
                                                                                                    ------------
           COMMUNICATIONS - EQUIPMENT & SOFTWARE (0.5%)
  37,900   Ascend Communications, Inc.*...........................................................     1,606,012
                                                                                                    ------------
           COMPUTER SERVICES (1.1%)
  54,900   Ciber, Inc.*...........................................................................     2,192,569
  62,800   META Group, Inc........................................................................     1,310,950
                                                                                                    ------------
                                                                                                       3,503,519
                                                                                                    ------------
           COMPUTER SOFTWARE (5.2%)
  20,800   Apex PC Solutions, Inc.*...............................................................       821,600
  59,300   CBT Group PLC (ADR) (Ireland)*.........................................................     3,795,200
   2,400   Great Plains Software, Inc.*...........................................................        63,300
  25,600   PeopleSoft, Inc.*......................................................................     1,438,400
   1,900   Peritus Software Services, Inc.*.......................................................        46,550
  51,600   Remedy Corp.*..........................................................................     1,986,600
 127,400   Security Dynamics Technologies, Inc.*..................................................     4,984,525
  57,900   SELECT Software Tools (ADR) (United Kingdom)*..........................................       448,725
  77,800   Transaction Systems Architects, Inc. (Class A)*........................................     2,693,825
                                                                                                    ------------
                                                                                                      16,278,725
                                                                                                    ------------
           COMPUTER SOFTWARE & SERVICES (15.5%)
  21,800   ABR Information Services, Inc.*........................................................       585,875
  64,000   Aspect Development, Inc.*..............................................................     2,448,000
  50,200   AXENT Technologies, Inc.*..............................................................       909,875
 143,100   Citrix Systems, Inc.*..................................................................     7,235,494
  46,050   Computer Horizons Corp.*...............................................................     1,807,462
  47,550   Computer Learning Centers, Inc.*.......................................................     2,234,850
  94,950   Computer Management Sciences, Inc.*....................................................     1,804,050
  75,540   CSG Systems International, Inc.*.......................................................     2,086,792
 107,300   Dendrite International, Inc.*..........................................................     2,025,287
  49,900   Discreet Logic, Inc. (Canada)*.........................................................     1,153,937
  36,500   First USA Paymentech, Inc.*............................................................     1,108,687
  39,900   Gentia Software PLC - SP (ADR) (United Kingdom)........................................       164,588
  32,800   HNC Software, Inc.*....................................................................     1,180,800
 112,000   HPR, Inc.*.............................................................................     2,002,000
 113,300   Legato Systems, Inc.*..................................................................     3,186,563
 222,800   National TechTeam, Inc.*...............................................................     2,395,100

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS AUGUST 31, 1997 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
 113,200   Saville Systems Ireland PLC (ADR) (Ireland)*...........................................  $  7,570,250
  97,200   Siebel Systems, Inc.*..................................................................     3,450,600
 102,000   Viasoft, Inc.*.........................................................................     5,469,750
                                                                                                    ------------
                                                                                                      48,819,960
                                                                                                    ------------
           COMPUTERS (1.3%)
 134,100   Lumisys, Inc.*.........................................................................       955,463
  67,200   Network Appliance, Inc.*...............................................................     3,175,200
                                                                                                    ------------
                                                                                                       4,130,663
                                                                                                    ------------
           COMPUTERS - SYSTEMS (0.4%)
  49,800   Sequent Computer Systems, Inc.*........................................................     1,394,400
                                                                                                    ------------
           ELECTRICAL EQUIPMENT (1.1%)
  35,450   Baldor Electric Co.....................................................................     1,081,225
 100,700   Sheldahl, Inc.*........................................................................     2,341,275
                                                                                                    ------------
                                                                                                       3,422,500
                                                                                                    ------------
           ELECTRONICS (3.0%)
  65,100   Avid Technology, Inc.*.................................................................     2,140,163
 127,400   Computer Products, Inc.*...............................................................     3,853,850
 159,900   Gemstar International Group Ltd.*......................................................     3,277,950
  59,500   SRS Labs, Inc.*........................................................................       342,125
                                                                                                    ------------
                                                                                                       9,614,088
                                                                                                    ------------
           ELECTRONICS - SEMICONDUCTORS/COMPONENTS (1.7%)
  77,400   Maxim Integrated Products, Inc.*.......................................................     5,350,275
                                                                                                    ------------
           ENTERTAINMENT (1.8%)
  78,000   International Speedway Corp. (Class A).................................................     1,657,500
  39,600   Penske Motorsports, Inc.*..............................................................     1,351,350
  90,000   Regal Cinemas, Inc.*...................................................................     2,553,750
                                                                                                    ------------
                                                                                                       5,562,600
                                                                                                    ------------
           ENTERTAINMENT & LEISURE TIME (0.8%)
 110,300   The North Face, Inc.*..................................................................     2,426,600
                                                                                                    ------------
           ENTERTAINMENT/GAMING (1.6%)
 142,700   Family Golf Centers, Inc.*.............................................................     3,299,938
  65,300   Mirage Resorts, Inc.*..................................................................     1,750,856
                                                                                                    ------------
                                                                                                       5,050,794
                                                                                                    ------------
           ENVIRONMENTAL CONTROL (0.9%)
  60,600   Culligan Water Technologies, Inc.*.....................................................     2,795,175
                                                                                                    ------------

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           FINANCIAL SERVICES (1.9%)
 143,600   Envoy Corp.*...........................................................................  $  3,859,250
  21,000   HealthCare Financial Partners, Inc.*...................................................       530,250
  66,200   Imperial Credit Industries, Inc.*......................................................     1,191,600
  31,400   Resource Bancshares Mortgage Group, Inc................................................       529,875
                                                                                                    ------------
                                                                                                       6,110,975
                                                                                                    ------------
           HEALTH EQUIPMENT & SERVICES (0.4%)
  36,300   IDX Systems Corp.*.....................................................................     1,225,125
                                                                                                    ------------
           HEALTHCARE (2.2%)
 138,300   OccuSystems, Inc.*.....................................................................     4,347,806
  34,700   Oxford Health Plans, Inc.*.............................................................     2,535,269
                                                                                                    ------------
                                                                                                       6,883,075
                                                                                                    ------------
           HEALTHCARE - HMOS (0.9%)
 168,800   Coventry Corp.*........................................................................     2,785,200
                                                                                                    ------------
           HEALTHCARE - MISCELLANEOUS (0.7%)
  34,900   Integrated Health Services, Inc........................................................     1,151,700
  43,100   Superior Consultant Holdings Corp.*....................................................     1,196,025
                                                                                                    ------------
                                                                                                       2,347,725
                                                                                                    ------------
           HEALTHCARE PRODUCTS & SERVICES (2.5%)
  31,800   AmeriSource Health Corp. (Class A)*....................................................     1,591,988
 200,100   Orthodontic Centers of America, Inc.*..................................................     3,389,194
 129,300   Pharmaceutical Product Development, Inc.*..............................................     2,804,194
                                                                                                    ------------
                                                                                                       7,785,376
                                                                                                    ------------
           HOSPITAL MANAGEMENT & HEALTH MAINTENANCE ORGANIZATIONS (2.8%)
 110,100   Medcath, Inc.*.........................................................................     2,036,850
  76,425   PhyCor, Inc.*..........................................................................     2,235,431
  99,200   Total Renal Care Holdings, Inc.*.......................................................     4,538,400
                                                                                                    ------------
                                                                                                       8,810,681
                                                                                                    ------------
           HOTELS (1.1%)
 120,100   Interstate Hotels Co.*.................................................................     3,437,863
                                                                                                    ------------
           INSURANCE (0.1%)
  13,900   ARM Financial Group, Inc. (Class A)....................................................       270,181
   1,800   INSpire Insurance Solutions, Inc.*.....................................................        29,925
                                                                                                    ------------
                                                                                                         300,106
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS AUGUST 31, 1997 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           INTERNET (1.4%)
  73,200   E*TRADE Group, Inc.*...................................................................  $  2,342,400
  34,000   Yahoo! Inc.*...........................................................................     2,029,375
                                                                                                    ------------
                                                                                                       4,371,775
                                                                                                    ------------
           INVESTMENT COMPANIES (0.2%)
  17,900   Sirrom Capital Corp....................................................................       635,450
                                                                                                    ------------
           LASER EQUIPMENT (0.6%)
  35,800   DBT Online, Inc.*......................................................................     1,848,175
                                                                                                    ------------
           LIFE INSURANCE (1.0%)
  35,200   CRA Managed Care, Inc.*................................................................     1,949,200
  76,300   First Commonwealth, Inc.*..............................................................     1,201,725
                                                                                                    ------------
                                                                                                       3,150,925
                                                                                                    ------------
           MEDIA GROUP (0.4%)
  20,900   Heftel Broadcasting Corp. (Class A)*...................................................     1,280,125
                                                                                                    ------------
           MEDICAL PRODUCTS & SUPPLIES (3.1%)
  36,400   Hanger Orthopedic Group, Inc.*.........................................................       441,350
 170,100   IRIDEX Corp.*..........................................................................     1,658,475
  69,500   PolyMedica Industries, Inc.*...........................................................       834,000
 203,200   Safeskin Corp.*........................................................................     6,756,400
                                                                                                    ------------
                                                                                                       9,690,225
                                                                                                    ------------
           MEDICAL SERVICES (0.8%)
  62,800   Gulf South Medical Supply, Inc.*.......................................................     1,566,075
  53,900   NeoPath, Inc.*.........................................................................       875,875
                                                                                                    ------------
                                                                                                       2,441,950
                                                                                                    ------------
           OIL EQUIPMENT & SERVICES (1.6%)
 152,000   Newpark Resources, Inc.*...............................................................     5,149,000
                                                                                                    ------------
           OIL SERVICES (1.6%)
  16,500   American Oilfield Divers, Inc.*........................................................       311,438
  64,100   Cal Dive International, Inc.*..........................................................     2,131,325
  44,600   Friede Goldman International Inc.*.....................................................     1,784,000
  28,400   Key Energy Group, Inc.*................................................................       734,850
                                                                                                    ------------
                                                                                                       4,961,613
                                                                                                    ------------
           PHARMACEUTICALS (2.2%)
  57,700   Curative Health Services, Inc..........................................................     1,738,213
  62,000   Dura Pharmaceuticals, Inc.*............................................................     2,216,500
  99,000   Neose Technologies, Inc.*..............................................................     1,608,750
  50,600   Vivus, Inc.*...........................................................................     1,347,225
                                                                                                    ------------
                                                                                                       6,910,688
                                                                                                    ------------
           PUBLISHING (0.8%)
  59,300   Applied Graphics Technologies, Inc.*...................................................     2,446,125
                                                                                                    ------------

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           REAL ESTATE INVESTMENT TRUST (0.7%)
   9,400   CCA Prison Realty Trust................................................................  $    311,375
  46,800   Redwood Trust, Inc.....................................................................     1,790,100
                                                                                                    ------------
                                                                                                       2,101,475
                                                                                                    ------------
           RECREATION (1.1%)
  54,700   Signature Resorts, Inc.*...............................................................     1,955,525
  48,600   Silverleaf Resorts, Inc.*..............................................................       935,550
  25,700   Trendwest Resorts, Inc.*...............................................................       462,600
                                                                                                    ------------
                                                                                                       3,353,675
                                                                                                    ------------
           RESTAURANTS (0.1%)
  28,500   Einstein/Noah Bagel Corp.*.............................................................       302,813
                                                                                                    ------------
           RETAIL (0.5%)
  32,800   Tiffany & Co...........................................................................     1,484,200
                                                                                                    ------------
           RETAIL - DEPARTMENT STORES (0.8%)
  64,650   Dollar Tree Stores, Inc.*..............................................................     2,497,106
                                                                                                    ------------
           RETAIL - GENERAL MERCHANDISE (0.5%)
  63,300   Cost Plus, Inc.*.......................................................................     1,606,238
                                                                                                    ------------
           RETAIL - SPECIALTY (3.2%)
 100,700   Bed, Bath & Beyond, Inc.*..............................................................     3,102,819
  30,645   Corporate Express, Inc.*...............................................................       519,050
 450,100   Intelligent Electronics, Inc.*.........................................................     1,884,794
 108,100   Marks Bros. Jewelers, Inc.*............................................................     1,175,588
  83,800   Micro Warehouse, Inc.*.................................................................     2,173,563
  19,300   Timberland Co.*........................................................................     1,275,006
                                                                                                    ------------
                                                                                                      10,130,820
                                                                                                    ------------
           RETAIL - SPECIALTY APPAREL (0.6%)
 151,275   Just For Feet, Inc.*...................................................................     1,976,030
                                                                                                    ------------
           SEMICONDUCTORS (0.8%)
  74,800   Aspen Technology, Inc.*................................................................     2,552,550
                                                                                                    ------------
           SPECIALIZED SERVICES (1.5%)
 106,400   MAXIMUS, Inc.*.........................................................................     2,433,900
  13,400   Pegasus Systems, Inc.*.................................................................       237,850
 254,000   Topro, Inc.*...........................................................................     1,809,750
  27,200   TSI International Software Ltd.*.......................................................       333,200
                                                                                                    ------------
                                                                                                       4,814,700
                                                                                                    ------------
           STEEL (0.6%)
  69,700   NS Group, Inc..........................................................................     1,829,625
                                                                                                    ------------
           TELECOMMUNICATION EQUIPMENT (1.8%)
  46,500   Genesys Telecommunications Laboratories, Inc.*.........................................     1,302,000
 100,800   GeoTel Communications Corp.*...........................................................     1,474,200
  79,300   Natural Microsystems Corp.*............................................................     2,894,450
                                                                                                    ------------
                                                                                                       5,670,650
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS AUGUST 31, 1997 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           TELECOMMUNICATIONS (2.5%)
  90,000   Omnipoint Corp.*.......................................................................  $  1,878,750
 130,700   Telco Communications Group, Inc.*......................................................     3,790,300
 132,200   Winstar Communications, Inc.*..........................................................     2,206,088
                                                                                                    ------------
                                                                                                       7,875,138
                                                                                                    ------------
           TRANSPORTATION (1.5%)
  20,000   Eagle USA Airfreight, Inc.*............................................................       550,000
 278,250   Miller Industries, Inc.*...............................................................     4,121,578
                                                                                                    ------------
                                                                                                       4,671,578
                                                                                                    ------------
           WHOLESALE DISTRIBUTOR (0.7%)
  58,000   Brightpoint, Inc.*.....................................................................     2,175,000
                                                                                                    ------------
           WIRELESS COMMUNICATION (0.0%)
   3,300   RF Micro Devices, Inc.*................................................................        61,050
                                                                                                    ------------

           TOTAL COMMON STOCKS
           (IDENTIFIED COST $222,842,946).........................................................   307,861,350
                                                                                                    ------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
           SHORT-TERM INVESTMENT (2.2%)
           REPURCHASE AGREEMENT
$  6,814   The Bank of New York 5.25% due 09/02/97 (dated 08/29/97; proceeds $6,817,494) (a)
             (IDENTIFIED COST $6,813,520).........................................................  $  6,813,520
                                                                                                    ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $229,656,466) (b)......................................................   100.0%    314,674,870

OTHER ASSETS IN EXCESS OF LIABILITIES...................................................     0.0          50,504
                                                                                          -------   ------------

NET ASSETS..............................................................................   100.0%   $314,725,374
                                                                                          -------   ------------
                                                                                          -------   ------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Collateralized by $32,560,835 U.S. Treasury Note 0.00% due 08/15/00 valued at $6,949,790.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $96,399,850 and the aggregate gross unrealized depreciation is $11,381,446, resulting in net unrealized appreciation of $85,018,404.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW SMALL CAP GROWTH FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1997 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $229,656,466)............................  $314,674,870
Receivable for:
    Investments sold........................................     1,515,122
    Shares of beneficial interest sold......................       791,230
Deferred organizational expenses............................        33,335
Prepaid expenses and other assets...........................       138,373
                                                              ------------
     TOTAL ASSETS...........................................   317,152,930
                                                              ------------
LIABILITIES:
Payable for:
    Investments purchased...................................     1,737,168
    Plan of distribution fee................................       264,044
    Management fee..........................................       158,446
    Shares of beneficial interest repurchased...............       126,983
    Investment advisory fee.................................       105,630
Accrued expenses and other payables.........................        35,285
                                                              ------------
     TOTAL LIABILITIES......................................     2,427,556
                                                              ------------
     NET ASSETS.............................................  $314,725,374
                                                              ------------
                                                              ------------
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $244,431,555
Net unrealized appreciation.................................    85,018,404
Net investment loss.........................................    (2,847,403)
Accumulated net realized loss...............................   (11,877,182)
                                                              ------------
     NET ASSETS.............................................  $314,725,374
                                                              ------------
                                                              ------------
CLASS A SHARES:
Net Assets..................................................       $88,163
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...         4,800
     NET ASSET VALUE PER SHARE..............................        $18.37
                                                              ------------
                                                              ------------

     MAXIMUM OFFERING PRICE PER SHARE
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)......        $19.39
                                                              ------------
                                                              ------------
CLASS B SHARES:
Net Assets..................................................  $314,305,359
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...    17,129,768
     NET ASSET VALUE PER SHARE..............................        $18.35
                                                              ------------
                                                              ------------
CLASS C SHARES:
Net Assets..................................................      $321,692
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...        17,528
     NET ASSET VALUE PER SHARE..............................        $18.35
                                                              ------------
                                                              ------------
CLASS D SHARES:
Net Assets..................................................       $10,160
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...           553
     NET ASSET VALUE PER SHARE..............................        $18.37
                                                              ------------
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW SMALL CAP GROWTH FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 1997* (UNAUDITED)

NET INVESTMENT INCOME:

INCOME
Interest....................................................  $   203,133
Dividends...................................................      110,523
                                                              -----------

     TOTAL INCOME...........................................      313,656
                                                              -----------

EXPENSES
Plan of distribution fee (Class B shares)...................    1,390,536
Investment advisory fee.....................................      834,470
Management fee..............................................      556,314
Transfer agent fees and expenses............................      237,758
Professional fees...........................................       29,610
Registration fees...........................................       25,248
Shareholder reports and notices.............................       25,110
Custodian fees..............................................       20,468
Organizational expenses.....................................       18,262
Trustees' fees and expenses.................................       16,773
Other.......................................................        6,510
                                                              -----------

     TOTAL EXPENSES.........................................    3,161,059
                                                              -----------

     NET INVESTMENT LOSS....................................   (2,847,403)
                                                              -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss...........................................     (153,149)
Net change in unrealized appreciation.......................   47,028,427
                                                              -----------

     NET GAIN...............................................   46,875,278
                                                              -----------

NET INCREASE................................................  $44,027,875
                                                              -----------
                                                              -----------

---------------------
 *   Class A, Class C and Class D shares were issued July 28, 1997

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW SMALL CAP GROWTH FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                  FOR THE SIX
                                                                 MONTHS ENDED         FOR THE YEAR
                                                               AUGUST 31, 1997*           ENDED
                                                                  (UNAUDITED)       FEBRUARY 28, 1997
-----------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss.........................................        $  (2,847,403)    $ (4,429,662)
Net realized loss...........................................             (153,149)      (8,185,871)
Net change in unrealized appreciation.......................           47,028,427      (16,577,754)
                                                              -------------------   -----------------

     NET INCREASE (DECREASE)................................           44,027,875      (29,193,287)
Net increase from transactions in shares of beneficial
  interest..................................................            1,914,487      144,610,586
                                                              -------------------   -----------------

     NET INCREASE...........................................           45,942,362      115,417,299

NET ASSETS:
Beginning of period.........................................          268,783,012      153,365,713
                                                              -------------------   -----------------

     END OF PERIOD
    (INCLUDING A NET INVESTMENT LOSS OF $2,847,403 AND $0,
    RESPECTIVELY)...........................................        $ 314,725,374     $268,783,012
                                                              -------------------   -----------------
                                                              -------------------   -----------------

---------------------
 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1997 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

TCW/DW Small Cap Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks and other equity securities of lesser known, smaller capitalization domestic and foreign companies. The Fund was organized as a Massachusetts business trust on March 11, 1992 and commenced operations on August 2, 1993. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) An equity security listed or traded on the New York or American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by TCW Funds Management, Inc. (the "Adviser") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty

TCW/DW SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1997 (UNAUDITED) CONTINUED

days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

F. ORGANIZATIONAL EXPENSES -- Dean Witter InterCapital Inc., an affiliate of Dean Witter Services Co. Inc. (the "Manager"), paid the organizational expenses of the Fund in the amount of $170,413 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

TCW/DW SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1997 (UNAUDITED) CONTINUED

2. MANAGEMENT AGREEMENT

Pursuant to a Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.60% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Management Agreement, the Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Manager. The Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Investment Advisory Agreement, the Fund has retained the Adviser to invest the Fund's assets, including placing orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective. In addition, the Adviser pays the salaries of all personnel, including officers of the Fund, who are employees of the Adviser.

4. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and
(iii) Class C -- 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution

TCW/DW SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1997 (UNAUDITED) CONTINUED

of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $13,881,736 at August 31, 1997.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the period ended August 31, 1997, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The distributor has informed the Fund that for the six months ended August 31, 1997, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares of $551,624, and received $2,495 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

5. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 1997 aggregated $88,994,375 and $87,424,574, respectively.

TCW/DW SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1997 (UNAUDITED) CONTINUED

For the period May 31, 1997 through August 31, 1997, the Fund incurred brokerage commissions of $728 with Morgan Stanley Inc., an affiliate of the Manager since May 31, 1997, for portfolio transactions executed on behalf of the Fund.

Dean Witter Trust FSB, an affiliate of the Manager and Distributor, is the Fund's transfer agent. At August 31, 1997, the Fund had transfer agent fees and expenses payable of approximately $1,900.

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE SIX
                                                                           MONTHS ENDED
                                                                         AUGUST 31, 1997                 FOR THE YEAR
                                                                   ----------------------------             ENDED
                                                                                                      FEBRUARY 28, 1997
                                                                           (UNAUDITED)            --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
CLASS A SHARES*
Sold.............................................................        4,800   $       87,339       --             --
                                                                   -----------   --------------   -----------   ------------
CLASS B SHARES
Sold.............................................................    2,656,842       43,203,594    11,470,998   $212,425,149
Redeemed.........................................................   (2,614,118)     (41,708,576)   (3,824,845)   (67,814,563)
                                                                   -----------   --------------   -----------   ------------
Net increase -- Class B..........................................       42,724        1,495,018     7,646,153    144,610,586
                                                                   -----------   --------------   -----------   ------------
CLASS C SHARES*
Sold.............................................................       17,528          322,108       --             --
                                                                   -----------   --------------   -----------   ------------
CLASS D SHARES*
Sold.............................................................          553           10,022       --             --
                                                                   -----------   --------------   -----------   ------------
Net increase in Fund.............................................       65,605   $    1,914,487     7,646,153   $144,610,586
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

---------------------
 *   For the period July 28, 1997 (issue date) through August 31, 1997.

7. FEDERAL INCOME TAX STATUS

At February 28, 1997, the Fund had a net capital loss carryover of approximately $8,948,000 of which $3,538,000 will be available through February 28, 2003 and $5,410,000 will be available through February 28, 2005 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $2,772,000 during fiscal 1997.

As of February 28, 1997, the Fund had temporary book/tax differences primarily attributable to post-October losses.

TCW/DW SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                   FOR THE
                                      FOR THE                                                      PERIOD
                                     SIX MONTHS                                                   AUGUST 2,
                                       ENDED                   FOR THE YEAR ENDED                   1993*
                                     AUGUST 31,                   FEBRUARY 28,                     THROUGH
                                      1997***        ---------------------------------------      FEBRUARY
                                     (UNAUDITED)       1997          1996**          1995         28, 1994
-----------------------------------------------------------------------------------------------------------

CLASS B SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of
 period............................  $   15.73       $   16.24      $   9.90       $  10.30       $  10.00
                                     ----------      ---------      ---------      ---------      ---------

Net investment loss................      (0.17)          (0.26)        (0.19)         (0.18)         (0.07)
Net realized and unrealized gain
 (loss)............................       2.79           (0.25)         6.53          (0.22)          0.37
                                     ----------      ---------      ---------      ---------      ---------

Total from investment operations...       2.62           (0.51)         6.34          (0.40)          0.30
                                     ----------      ---------      ---------      ---------      ---------

Net asset value, end of period.....  $   18.35       $   15.73      $  16.24       $   9.90       $  10.30
                                     ----------      ---------      ---------      ---------      ---------
                                     ----------      ---------      ---------      ---------      ---------

TOTAL INVESTMENT RETURN+...........      16.66%(1)       (3.14)%       64.04%         (3.88)%         3.00%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses...........................       2.27%(2)        2.15%         2.32%          2.57%          2.18%(2)(3)

Net investment loss................      (2.05)%(2)      (1.70)%       (1.75)%        (2.04)%        (1.75)%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands.........................    $314,305       $268,783       $153,366        $69,984        $68,209

Portfolio turnover rate............         32%(1)          42%           52%           116%            69%(1)

Average commission rate paid.......    $0.0577         $0.0580            --             --             --

---------------------
 *   Commencement of operations.
**   Year ended February 29.
*** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that time have been designated Class B shares.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) If the Fund had borne all its expenses that were assumed or waived by the Manager and Adviser, the annualized expense and net investment loss ratios would have been 2.78% and (2.35)%, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                             THROUGH
                                                                         AUGUST 31, 1997
-----------------------------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $      18.12
                                                                                  ------
Net investment loss...................................................             (0.01)
Net realized and unrealized gain......................................              0.26
                                                                                  ------
Total from investment operations......................................              0.25
                                                                                  ------
Net asset value, end of period........................................      $      18.37
                                                                                  ------
                                                                                  ------

TOTAL INVESTMENT RETURN+..............................................              1.38%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................              1.58%(2)
Net investment loss...................................................             (1.46)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................                $88
Portfolio turnover rate...............................................                32%(1)
Average commission rate paid..........................................           $ 0.0577

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $      18.12
                                                                                  ------
Net investment loss...................................................             (0.01)
Net realized and unrealized gain......................................              0.24
                                                                                  ------
Total from investment operations......................................              0.23
                                                                                  ------
Net asset value, end of period........................................      $      18.35
                                                                                  ------
                                                                                  ------

TOTAL INVESTMENT RETURN+..............................................              1.32%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................              2.39%(2)
Net investment loss...................................................             (2.28)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................               $322
Portfolio turnover rate...............................................                32%(1)
Average commission rate paid..........................................           $ 0.0577

---------------------
 *   The date shares were first issued.
 + Does net reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                             THROUGH
                                                                         AUGUST 31, 1997
-----------------------------------------------------------------------------------------

CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..................................      $      18.12
                                                                                  ------

Net investment loss...................................................             (0.02)

Net realized and unrealized gain......................................              0.27
                                                                                  ------

Total from investment operations......................................              0.25
                                                                                  ------

Net asset value, end of period........................................      $      18.37
                                                                                  ------
                                                                                  ------

TOTAL INVESTMENT RETURN+..............................................              1.38%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................              1.27%(2)

Net investment loss...................................................             (1.16)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................                $10

Portfolio turnover rate...............................................                32%(1)

Average commission rate paid..........................................           $ 0.0577

---------------------
 *   The date shares were first issued.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
John C. Argue
Richard M. DeMartini
Charles A. Fiumefreddo
John R. Haire
Dr. Manuel H. Johnson
Thomas E. Larkin, Jr.
Michael E. Nugent
John L. Schroeder
Marc I. Stern

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Thomas E. Larkin, Jr.
President

Barry Fink
Vice President, Secretary and General Counsel

Charles Larsen
Vice President

Douglas S. Foreman
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

MANAGER
Dean Witter Services Company Inc.

ADVISER
TCW Funds Management, Inc.




The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.




TCW/DW

    SMALL CAP
    GROWTH FUND


    [GRAPHIC]


    SEMIANNUAL REPORT
    AUGUST 31, 1997